INDEBTEDNESS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summarizes Debt Outstanding

The following is a summary of all debt outstanding at June 30, 2018 and December 31, 2017:

(In thousands)	June 30, 2018	December 31, 2017
New secured notes:
8.00% New secured notes due August 2022(A)	349,954	350,000
Troms Offshore borrowings(B):
NOK denominated notes due May 2024	13,595	14,054
NOK denominated notes due January 2026	25,315	25,965
USD denominated notes due January 2027	22,729	23,345
USD denominated notes due April 2027	24,810	25,463

	$436,403	438,827
Debt premiums and discounts, net	8,446	9,333
Less: Current portion of long-term debt	6,290	5,103

Total long-term debt	$438,559	443,057

(A)	As of June 30, 2018 and December 31, 2017, the fair value (Level 2) of the New Secured Notes was $361.5 million and $359.8 million, respectively.
(B)

The company pays principal and interest on these notes semi-annually. As of June 30, 2018 and December 31, 2017, the aggregate fair value (Level 2) of the Troms Offshore borrowings was $86.4 million and $88.5 million, respectively. The weighted average interest rate of the Troms Offshore borrowings as of June 30, 2018, was 5.00%.

The following table summarizes debt outstanding based on stated maturities:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Bank loan agreement:
Bank term loan due July 2019	$—	300,000
Revolving line of credit due July 2019	—	600,000
September 2010 senior notes:
3.90% September 2010 senior notes due December 2017	—	44,500
3.95% September 2010 senior notes due December 2017	—	25,000
4.12% September 2010 senior notes due December 2018	—	25,000
4.17% September 2010 senior notes due December 2018	—	25,000
4.33% September 2010 senior notes due December 2019	—	50,000
4.51% September 2010 senior notes due December 2020	—	100,000
4.56% September 2010 senior notes due December 2020	—	65,000
4.61% September 2010 senior notes due December 2022	—	48,000
August 2011 senior notes:
4.06% August 2011 senior notes due March 2019	—	50,000
4.54% August 2011 senior notes due June 2021	—	65,000
4.64% August 2011 senior notes due June 2021	—	50,000
September 2013 senior notes:
4.26% September 2013 senior notes due November 2020	—	123,000
5.01% September 2013 senior notes due November 2023	—	250,000
5.16% September 2013 senior notes due November 2025	—	127,000
New secured notes:
8.00% New secured notes due August 2022	350,000	—
New secured notes - premium	14,329	—
Troms Offshore borrowings:
NOK denominated notes due May 2024	14,054	14,864
NOK denominated notes due May 2024 - premium	115	—
NOK denominated notes due January 2026	25,965	26,167
NOK denominated notes due January 2026 - discount	(1,586)	—
USD denominated notes due January 2027	23,345	24,573
USD denominated notes due January 2027 - discount	(1,678)	—
USD denominated notes due April 2027	25,463	27,421
USD denominated notes due April 2027 - discount	(1,847)	—

	$448,160	2,040,525
Less: Deferred debt issue costs	—	6,401
Less: Current portion of long-term debt	5,103	2,034,124

Total long-term debt	$443,057	—

Schedule of Aggregate Amount of Senior Unsecured Notes Outstanding

A summary of U.S. dollar denominated Troms Offshore borrowings outstanding is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
May 2015 notes
Amount outstanding	$25,463	27,421
Fair value of debt outstanding (Level 2)	25,427	27,395
March 2015 notes
Amount outstanding	$23,345	24,573
Fair value of debt outstanding (Level 2)	23,251	24,544

Debt Costs

The following is a summary of interest and debt costs incurred, net of interest capitalized, for the quarters and six month periods ended June 30, 2018 and 2017.

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Interest and debt costs incurred, net of interest capitalized	$7,547	10,605	$15,146	31,613
Interest costs capitalized	194	601	368	1,818

Total interest and debt costs	$7,741	11,206	$15,514	33,431

Interest and debt costs incurred, net of interest capitalized are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through March 31, 2017	Year Ended July 31, 2017
Interest and debt costs incurred, net of interest capitalized	$13,009	11,179	75,026
Interest costs capitalized	101	601	4,829

Total interest and debt costs	$13,110	11,780	79,855

Troms Offshore Supply AS
Summarizes Debt Outstanding

A summary of NOK denominated Troms Offshore borrowings outstanding and their U.S. dollar equivalents is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
January 2014 notes:
NOK denominated	212,500	225,000
U.S. dollar equivalent	$25,965	26,167
Fair value in U.S. dollar equivalent (Level 2)	25,850	26,133
May 2012 notes:
NOK denominated	115,020	127,800
U.S. dollar equivalent	$14,054	14,864
Fair value in U.S. dollar equivalent (Level 2)	14,013	14,793

Senior Notes Twenty Thirteen [Member]
Schedule of Aggregate Amount of Senior Unsecured Notes Outstanding

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	500,000
Weighted average remaining life in years	—	6.4
Weighted average coupon rate on notes outstanding	—	4.86%
Fair value of debt outstanding	—	280,000

August 2011 Senior Notes
Schedule of Aggregate Amount of Senior Unsecured Notes Outstanding

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	165,000
Weighted average remaining life in years	—	3.6
Weighted average coupon rate on notes outstanding	—	4.42%
Fair value of debt outstanding	—	92,400

September 2010 Senior Notes
Schedule of Aggregate Amount of Senior Unsecured Notes Outstanding

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	382,500
Weighted average remaining life in years	—	3.1
Weighted average coupon rate on notes outstanding	—	4.35%
Fair value of debt outstanding	—	214,200